FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL EXPENSES
Schedule of financial expenses

	2021	2020	2019
Third parties:
Interest on long-term debt	$228.0	$204.3	$195.8
Amortization of financing costs	6.1	5.8	5.1
Interest on lease liabilities	5.4	4.9	4.6
Interest on net defined benefit liability	5.4	4.4	4.3
Gain on foreign currency translation of short-term monetary items	(1.1)	(2.1)	(2.0)
Other	(3.7)	(0.9)	(0.1)
	240.1	216.4	207.7
Affiliated corporations:
Interest expense	175.5	167.0	207.3
Dividend income	(177.4)	(168.8)	(209.5)
Interest on lease liabilities	1.7	1.8	2.0
Interest income	(7.8)	(7.9)	(7.5)
	(8.0)	(7.9)	(7.7)
	$232.1	$208.5	$200.0